Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 3,955	$ 7,335
Cash Flows	(962)	(1,801)
Non-cash changes, Acquisition	1,629	1,209
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(807)	(2,889)
Non-cash changes, Accretion	85	346
Non-cash changes, Equity portion		(204)
Non-cash changes, Foreign exchange movements and change in estimates	(48)	(41)
Ending balance	3,852	3,955
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	498	2,826
Cash Flows	0	(1,029)
Non-cash changes, Acquisition	1,317
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(503)	(1,558)
Non-cash changes, Accretion	0	222
Non-cash changes, Foreign exchange movements and change in estimates	(6)	37
Ending balance	1,306	498
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		2,000
Cash Flows		(2,000)
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,531	313
Cash Flows	0	2,202
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(304)	(904)
Non-cash changes, Accretion	85	124
Non-cash changes, Equity portion		(204)
Ending balance	1,312	1,531
Loans Payable
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		312
Cash Flows		(29)
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(280)
Non-cash changes, Foreign exchange movements and change in estimates		(3)
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,926	1,884
Cash Flows	(962)	(945)
Non-cash changes, Acquisition	312	1,209
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(147)
Non-cash changes, Foreign exchange movements and change in estimates	(42)	(75)
Ending balance	$ 1,234	$ 1,926